UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      JGE Capital Management, LLC

Address:   600 Montgomery Street, 36th Fl.
           San Francisco, CA 94111


Form 13F File Number: 28-11971


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas K. Edwards
Title:  Chief Financial Officer
Phone:  415-675-3200

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas K. Edwards             San Francisco, CA                  5/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $      203,205
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-11242              East Peak Partners, L.P.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CROWN CASTLE INT'L CORP  COM            228227104   57,345 1,500,000 SH       SOLE       1        1,500,000      0    0
EHEALTH INC.             COM            28238P109    7,875   500,000 SH       SOLE       1          500,000      0    0
HEALTHSOUTH CORP         COM            421924101   52,360 2,800,000 SH       SOLE       1        2,800,000      0    0
HEALTHSOUTH CORP         COM            421924101    1,122    60,000 SH       SOLE       NONE        60,000      0    0
HERBALIFE LTD            COM            G4412G101   36,896   800,000 SH       SOLE       1          800,000      0    0
QUALCOMM, INC.           COM            747525103    4,196   100,000 SH       SOLE       1          100,000      0    0
SBA COMMUNICATIONS CORP. COM            78388J106   40,759 1,130,000 SH       SOLE       1        1,130,000      0    0
TRANSDIGM GROUP INC.     COM            893641100    2,652    50,000 SH       SOLE       1           50,000      0    0


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